Financial risk management and financial instruments - Contractual Cash Flows (Details) R in Millions, $ in Billions	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ZAR (R)
Financial risk management and financial instruments
Net debt to EBITDA	0.8	0.8
Threshold of net debt to EBITDA	3	3
Contractual cash flows, financial assets	R 97,837		R 75,494
Contractual cash flows, non-derivative liabilities	(183,731)		(175,505)
Contractual cash flows, financial liabilities	(201,362)		(193,711)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	91,823		68,482
Contractual cash flows, non-derivative liabilities	(62,168)		(35,899)
Contractual cash flows, financial liabilities	(77,955)		(47,117)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,582		1,329
Contractual cash flows, non-derivative liabilities	(56,021)		(71,257)
Contractual cash flows, financial liabilities	(56,021)		(72,217)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	919		1,149
Contractual cash flows, non-derivative liabilities	(17,590)		(10,924)
Contractual cash flows, financial liabilities	(17,590)		(11,437)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,513		4,534
Contractual cash flows, non-derivative liabilities	(47,952)		(57,425)
Contractual cash flows, financial liabilities	(49,796)		(62,940)
Long-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(123,107)		(119,921)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(25,980)		(8,997)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(51,730)		(66,190)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(14,527)		(6,698)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(30,870)		(38,036)
Lease liabilities
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(27,107)		(31,679)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(2,671)		(2,997)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(4,291)		(5,067)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,063)		(4,226)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(17,082)		(19,389)
Short-term debt
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(82)		(60)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(82)		(60)
Trade and other payables
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(33,262)		(23,289)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(33,262)		(23,289)
Bank overdraft
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(173)		(243)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(173)		(243)
Financial guarantees
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities			(313)
Financial guarantees | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities			(313)
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(8,986)		(8,134)
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(8,986)		(8,134)
Interest rate swap
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(2,234)
Interest rate swap | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(668)
Interest rate swap | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(960)
Interest rate swap | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(513)
Interest rate swap | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(93)
Crude oil put options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(46)
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(46)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(454)
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(454)
Crude oil zero cost collar
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(6,176)		(1,126)
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(6,176)		(1,126)
Coal swap options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(112)
Coal swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(112)
Crude oil swap options
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(1,175)
Crude oil swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(1,175)
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(20)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities			(20)
Other currency derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,850)		(5,422)
Other currency derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(6)
Other currency derivatives | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(1,844)		(5,422)
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(53)		(49)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(53)		(49)
Non-derivative instruments
Financial risk management and financial instruments
Contractual cash flows, financial assets	87,417		64,237
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	82,570		58,845
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,447		1,098
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	777		908
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	2,623		3,386
Long-term receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,316		3,970
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,447		1,098
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	777		908
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,092		1,964
Trade and other receivables
Financial risk management and financial instruments
Contractual cash flows, financial assets	38,936		27,140
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	38,936		27,140
Cash and cash equivalents
Financial risk management and financial instruments
Contractual cash flows, financial assets	43,141		31,231
Cash and cash equivalents | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	43,141		31,231
Investments through other comprehensive income
Financial risk management and financial instruments
Contractual cash flows, financial assets	493		474
Investments through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	493		474
Long-term restricted cash
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,531		1,422
Long-term restricted cash | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,531		1,422
Foreign exchange contracts
Financial risk management and financial instruments
Contractual cash flows, financial assets	9,005		8,169
Foreign exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	9,005		8,169
Crude oil futures
Financial risk management and financial instruments
Contractual cash flows, financial assets	25
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	25
Crude oil put options
Financial risk management and financial instruments
Contractual cash flows, financial assets			46
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets			46
Foreign exchange zero cost collars
Financial risk management and financial instruments
Contractual cash flows, financial assets	76		1,150
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	76		1,150
Crude oil zero cost collar
Financial risk management and financial instruments
Contractual cash flows, financial assets	17
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	17
Ethane swap options
Financial risk management and financial instruments
Contractual cash flows, financial assets			156
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets			156
Other commodity derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets	61		9
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	61		9
Other currency derivatives
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,236		1,727
Other currency derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	69		107
Other currency derivatives | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	135		231
Other currency derivatives | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	142		241
Other currency derivatives | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	890		R 1,148
US Dollar Bond November 2022
Financial risk management and financial instruments
Notional amount	R 16,000	$ 1